Filed with the U.S. Securities and Exchange Commission on July 10, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 845	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 847	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Douglas G. Hess, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 845 to the Advisors Series Trust's (the "Trust") Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust's PEA No. 841 on Form N-1A filed June 28, 2018.  This PEA No. 845 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 841 to the Trust's Registration Statement for its series: Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena Long/Short Value Fund, Pzena Small Cap Value Fund and Pzena International Small Cap Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment ("PEA") No. 845 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this PEA No. 845 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 10th day of July, 2018.

Advisors Series Trust

By:/s/ Douglas G. Hess
Douglas G. Hess
President, Chief Executive Officer
and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this PEA No. 845 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	July 10, 2018
Gail S. Duree

David G. Mertrens*	Trustee	July 10, 2018
David G. Mertens

George J. Rebhan*	Trustee	July 10, 2018
George J. Rebhan

Raymond B. Woolson*	Trustee	July 10, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	July 10, 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	July 10, 2018
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer	July 10, 2018
Douglas G. Hess	and Principal Executive Officer

*By:/s/ Douglas G. Hess		July 10, 2018
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE